Tangible Assets	12 Months Ended
Dec. 31, 2020
Tangible Assets [Abstract]
Tangible Assets
17. Tangible assets
17.1. Property and equipment

	December 31, 2020	December 31, 2019
Real estate	23,344,942	23,970,454
Furniture and facilities	4,922,945	5,255,866
Right of use	2,655,151	3,184,937
Machinery and equipment	2,140,829	2,592,481
Constructions in progress	646,906	437,722
Automobiles	57,381	52,697

TOTAL	33,768,154	35,494,157

Changes in the item for years 2020 and 2019 are included below:

						Depreciation
	Cost as of December 31, 2019	Transfer from investment properties	Additions	Disposals (*)	Accumulated as of December 31, 2019	Transfer from investment properties	Disposals (*)	For the period	Accumulated as of December 31, 2020	Carrying amount as of December 31, 2020
Real estate	27,406,248	3,396	115,643	(1,955,258)	3,435,794	356	(1,818,692)	607,629	2,225,087	23,344,942
Furniture and facilities	9,031,914	—	360,821	(1,346,385)	3,776,048	—	(1,477,379)	824,736	3,123,405	4,922,945
Rights of use – Real estate	3,962,642	—	429,188	(290,628)	777,705	—	(26,764)	695,110	1,446,051	2,655,151
Machinery and equipmente	6,300,135	—	1,122,938	(3,012,796)	3,707,654	—	(3,011,959)	1,573,753	2,269,448	2,140,829
Construction in progress	437,722	—	295,844	(86,660)	—	—	—	—	—	646,906
Automobiles	230,895	—	20,278	(98,654)	178,198	—	(103,145)	20,085	95,138	57,381

Total	47,369,556	3,396	2,344,712	(6,790,381)	11,875,399	356	(6,437,939)	3,721,313	9,159,129	33,768,154

							Depreciation
	Cost as of December 31, 2018	Gain of control over subsidiaries	Transfer to investment properties	Additions	Disposals (*)	Accumulated as of December 31, 2018	Transfer to investment properties	Disposals (*)	For the period	Gain of control over subsidiaries	Accumulated as of December 31, 2019	Carrying amount as of December 31, 2019
Real estate	29,091,573	—	(1,751,822)	294,422	(227,925)	3,203,525	(49,040)	(227,925)	509,234	—	3,435,794	23,970,454
Furniture and facilities	9,430,753	34,399	—	1,226,582	(1,659,820)	3,568,449	—	(1,657,811)	1,858,249	7,161	3,776,048	5,255,866
Rights of use – Real estate (**)	—	24,835	—	3,937,807	—	—	—	—	766,294	11,411	777,705	3,184,937
Machinery and equipment	5,776,948	13,483	—	1,745,397	(1,235,693)	3,079,268	—	(1,234,549)	1,855,364	7,571	3,707,654	2,592,481
Construction in progress	983,305	—	—	376,146	(921,729)	—	—	—	—	—	—	437,722
Automobiles	200,776	9,838	—	20,917	(636)	156,834	—	—	19,824	1,540	178,198	52,697

Total	45,483,355	82,555	(1,751,822)	7,601,271	(4,045,803)	10,008,076	(49,040)	(3,120,285)	5,008,965	27,683	11,875,399	35,494,157

(*)	Includes write-off of fully depreciated items and finalized constructions.
(**)	The Group included in additions the amount net of initial recognition (see note 5.18).
17.2. Investment properties
Below are the changes in investment properties:

					Depreciation
	Cost as of December 31, 2019	Transfer to Property and equipment	Additions	Disposals	Accumulated as of December 31, 2019	Transfer to Property and equipment	Disposals	For the period	Accumulated as of December 31, 2020	Carrying amount as of December 31, 2020
Real estate	2,023,910	(3,396)	—	(131)	94,710	(356)	(131)	35,892	130,115	1,890,268

Total	2,023,910	(3,396)	—	(131)	94,710	(356)	(131)	35,892	130,115	1,890,268

					Depreciation
	Cost as of December 31, 2018	Transfer from Property and equipment	Additions	Disposals	Accumulated as of December 31, 2018	Transfer from Property and equipment	Disposals	For the period	Accumulated as of December 31, 2019	Carrying amount as of December 31, 2019
Real estate	272,088	1,751,822	—	—	16,393	49,040	—	29,277	94,710	1,929,200

Total	272,088	1,751,822	—	—	16,393	49,040	—	29,277	94,710	1,929,200